8. Trademarks and Patents	1 Months Ended
Feb. 28, 2014
Notes
8. Trademarks and Patents

8. TRADEMARKS AND PATENTS

On January 18, 2014, mCig, Inc. has applied for trademark name registration, “VitaCig”, with the United States Patent and Trademark Office.  TEAS plus application's serial number: 86169368. As at February 28, 2014, the application is pending for approval.